CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ 1,976	$ (5,970)	$ (4,368)	$ (16,691)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			125	185
Changes in accrued liability for employee rights upon retirement, net			(10)	9
Share-based compensation expenses	275	498	626	1,052
Financial expenses (income), net			(2)	(1)
Net changes in operating leases			(45)	(36)
Changes in fair value of marketable securities			(87)	(66)
Changes in operating asset and liabilities:
Receivables from collaborative and licensing arrangements			0	5,653
Accounts receivables			(5,682)	0
Prepaid expenses and other current assets			1,065	(1,063)
Accounts payable, accrued expenses and other			751	2,623
Net cash used in operating activities			(7,627)	(8,335)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			0	(94)
Proceeds from sale of property and equipment			4	0
Investment in marketable securities			0	(17,114)	$ (23,164)
Proceeds from sales and maturity of marketable securities			5,646	7,995	11,807
Short-term deposits			6,000	(1,000)
Long-term deposits			821	12
Net cash provided by (used in) investing activities			12,471	(10,201)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options			0	180
Proceeds from issuance of shares and warrants through placement from the controlling shareholder			0	10,000
Proceeds from issuance of shares and warrants through public offering, net of issuance costs			0	11,542
Net cash provided by financing activities			0	21,722
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			2	1
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS			4,846	3,187
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD			7,863	13,598	13,598
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	12,709	16,785	12,709	16,785	7,863
Cash and Cash equivalents	11,549	15,618	11,549	15,618	7,513
Restricted cash	1,160	1,167	1,160	1,167
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 12,709	$ 16,785	12,709	16,785	$ 7,863
SUPPLEMENTARY DISCLOSURE OF NON-CASH ACTIVITIES:
Recognition of new operating lease ROU and liabilities			0	190
SUPPLEMENTARY INFORMATION:
Interest received			$ 1,121	$ 590